Other revenues	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Other revenues
Other revenues

Other revenues consist of the following:

	Year ended December 31
(In US$ millions)	2013	2012	2011
Amortization of unfavorable contracts	67	—	24
Amortization of favorable contracts	(2)	(12)	(23)
Revenues related party	2	15	—
External management fees with third parties	45	—	—
Total	112	3	1

The unfavorable contract values presented for 2011 arose from the acquisition of Smedvig and Eastern Drilling in 2006 and were fully amortized at December 31, 2011. The unfavorable contract values in 2013 arose from our acquisitions of the Songa Eclipse and Sevan Drilling ASA, see Notes 12 and 21 to the consolidated financial statements included herein.

Related party revenues were related to management support and administrative services during the year provided to our associates in which we maintain an investment in.

External management fees relate to the operational, administrative and support services we provide to SapuraKencana as part of the agreement we entered into when we sold the tender rig business. See Note 11 to the consolidated financial statements included herein.